UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549



                                               FORM 24F-2
                                    Annual Notice of Securities Sold
                                         Pursuant to Rule 24f-2



                      Read instructions at end of Form before preparing Form.




1.	Name and address of issuer:	Weston Portfolios
                                        20 William Street, Suite 330
                                        Wellesley, MA  02181



2.    The name of each series or class of securities for which
      this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but
      do not list series or classes):                                 X



3.	Investment Company Act File Number:          811-5646

	Securities Act File Number:          33-24041



4(a).   Last day of fiscal year for which this Form is filed:        10/31/97



4(b).	____	Check if this Form is being filed late
                (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).	____	Check if this is the last time the issuer will be
                filing this Form.



5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                          $24,121,124

(ii)	Aggregate price of securities
        redeemed or repurchased
        during the fiscal year:                $11,469,698

(iii)	Aggregate price of securities
        redeemed or repurchased during any
        prior fiscal year ending no
	earlier than October 11, 1995 that
        were not previously used to reduce
        registration fees payable
        to the Commission:                     $        -

(iv)	Total available redemption credits
        [add items 5(i) and 5(iii)]:                               $11,469,698


(v)	Net sales-if item 5(i) is greater
        than item 5(iv)
        [subtract item 5(iv) from item 5(i)]:                      $12,651,426


(vi)	Redemption credits available for
        use in future years
        -if item 5(i) is less than
        item 5(iv)
        [subtract item  5(iv)
        from item 5(i)]:                       $   (    0)


(vii)	Multiplier for determining
        registration fee
        (See Instruction C.9):                                      x  .000295

(viii)  Registration fee due
        [multiply item 5(v) by item
	5(viii)]
        (enter "0" if no fee is due):                              =$ 3,732.17



6.	Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of share or other units)
        deducted here:    0.  If there is a number of shares
        or other units that were registered pursuant to rule
        24e-2 remaining unsold at the end of the fiscal year
        for which this form is filed that are available for use
        by the issuer in future fiscal years, then state
        that number here:    0.



7.	Interest due-if this Form is being filed more
        than 90 days after the end of the issuer's fiscal year
        (see Instruction D):                                         +$  0



8.	Total of the amount of the registration fee due plus
        any interest due
        [line 5(viii) plus line 7]:                                  =$3,732.17


9.	Date the registration fee and any interest
        payment was sent to the
        Commission's lockbox depository:                       1/23/98


Method of Delivery:

X      Wire Transfer
       Mail or other means



	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Ellen M. Bruno

                                  Ellen M. Bruno
                                  Secretary and Treasurer

Date:  1/23/98


	         *Please print the name and title of the
                  signing officer below the signature.